Summary of Significant Accounting Policies (Details Narrative)	12 Months Ended
	Jul. 31, 2025 USD ($) $ / shares	Jul. 31, 2024 USD ($) $ / shares	Oct. 01, 2025 $ / shares	Jul. 31, 2025 RM / shares	Jul. 31, 2024 RM / shares
Subsequent Event [Line Items]
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.001	$ 0.001
TALENTEC SDN. BHD. [Member]
Subsequent Event [Line Items]
Common Stock, Par or Stated Value Per Share | (per share)	$ 0.36	$ 0.36		RM 1	RM 1
Foreign currency transactions amount	$ (24,695)	$ 49,290
Contract assets		3,380
Contract liabilities	573,312	475,697
Deferred costs	$ 345,780	$ 317,761
Subsequent Event [Member]
Subsequent Event [Line Items]
Common Stock, Par or Stated Value Per Share | $ / shares			$ 0.0001